STATEMENTS OF FINANCIAL CONDITION - NET ASSET VALUE PER UNIT (USD $)	Dec. 31, 2013 Class A	Dec. 31, 2012 Class A	Dec. 31, 2011 Class A	Dec. 31, 2010 Class A	Dec. 31, 2013 Class C	Dec. 31, 2012 Class C	Dec. 31, 2011 Class C	Dec. 31, 2010 Class C	Dec. 31, 2013 Class D	Dec. 31, 2012 Class D	Dec. 31, 2011 Class D	Dec. 31, 2010 Class D	Dec. 31, 2013 Class I	Dec. 31, 2012 Class I	Dec. 31, 2011 Class I	Dec. 31, 2010 Class I	Dec. 31, 2013 Class DS	Dec. 31, 2012 Class DS	Dec. 31, 2011 Class DS	Dec. 31, 2010 Class DS	Dec. 31, 2013 Class DT	Dec. 31, 2012 Class DT	Dec. 31, 2011 Class DT	Dec. 31, 2010 Class DT	Dec. 31, 2013 Class M	Dec. 31, 2012 Class M		Apr. 02, 2012 Class M
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	$ 1.3517	$ 1.4498	$ 1.6405	$ 1.5811	$ 1.2426	$ 1.3462	$ 1.5386	$ 1.4978	$ 1.5681	$ 1.6565	$ 1.8464	$ 1.7531	$ 1.3987	$ 1.4940	$ 1.6838	$ 1.6163	$ 1.5609	$ 1.6494	$ 1.8386	$ 1.7456	$ 1.6420	$ 1.7271	$ 1.9154	$ 1.8051	$ 0.8365	$ 0.8868	[1]	$ 1.0000	[1]

[1]	Units issued on April 1,2012